Organization and principal activities - Company principal subsidiaries and consolidated VIE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tuya (HK) Limited
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Hangzhou Tuya Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Smart Inc.
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Global Inc.
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya smart (India) Private Limited
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya smart (Colombia) S.A.S
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya GmbH
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Japan Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Zhejiang Tuya Smart Electronics Co., Ltd.
Variable Interest Entity [Line Items]
Percentage of direct or indirect ownership	100.00%	100.00%
Hangzhou Tuya Technology Co., Ltd.
Variable Interest Entity [Line Items]
Economic interest held	100.00%	100.00%